INTANGIBLE ASSETS - Other information (Details) $ in Millions, $ in Millions		12 Months Ended
	Apr. 10, 2019 USD ($) item	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
INTANGIBLE ASSETS
Intangible assets other than goodwill, net		$ 1,466.7	$ 1,444.0
Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net		295.3	250.1
Cost
INTANGIBLE ASSETS
Intangible assets other than goodwill, net		2,741.1	2,602.5	$ 2,189.5
Additions		205.9	496.9
Cost | Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net		732.5	651.8
Additions		98.6	65.2	43.4
Cost | Videotron
INTANGIBLE ASSETS
Additions	$ 255.8
Number of spectrum licences | item	10
Accumulated amortization and impairment losses
INTANGIBLE ASSETS
Intangible assets other than goodwill, net		(1,274.4)	(1,158.5)	(1,054.2)
Amortization		143.4	116.7
Government credit receivable on intangible assets		50.3
Net carrying value of intangible assets with an indefinite useful life		741.1	741.1
Accumulated amortization and impairment losses | Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net		(437.2)	(401.8)
Amortization		$ 52.2	$ 45.2	$ 40.7